Quarterly Financial Data (unaudited)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)

21. Quarterly Financial Data (unaudited)

The following tables present consolidated statement of operations data for each of the eight quarters in the period which began December 31, 2012 and ended September 30, 2014. This information is derived from the Company’s unaudited financial statements, which in the opinion of management contain all adjustments necessary for a fair presentation of such financial data. Operating results for these periods are not necessarily indicative of the operating results for a full year. Historical results are not necessarily indicative of the results to be expected in future periods.

	For The Quarters Ended (1)
	(in thousands)
	September 30, 2014	June 30, 2014	March 31, 2014	December 31, 2013
Net revenue	$327,291	$318,189	$306,366	$303,992
Income (loss) from continuing operations, net of tax	(4,491)	(24)	(12,236)	(4,683)
Income (loss) from discontinued operations, net of tax	(1,449)	29	46	(7)

Net income (loss)	$(5,940)	$5	$(12,190)	$(4,690)

Loss per common share, basic and diluted
Income (loss) from continuing operations, net of tax	$(0.17)	$—	$(0.48)	$(0.19)
Income (loss) from discontinued operations, net of tax	(0.05)	—	—	—

Net income (loss)	$(0.23)	$—	$(0.48)	$(0.19)

Weighted average number of common shares outstanding, basic and diluted	26,394,565	25,250,000	25,250,000	25,250,000

	For The Quarters Ended (1)
	(in thousands)
	September 30, 2013	June 30, 2013	March 31, 2013	December 31, 2012
Net revenue	$301,057	$300,266	$291,642	$289,545
Income (loss) from continuing operations, net of tax	127	(2,567)	(5,353)	(8,519)
Income (loss) from discontinued operations, net of tax	257	96	(2,482)	145

Net income (loss)	$384	$(2,471)	$(7,835)	$(8,374)

Loss per common share, basic and diluted
Income (loss) from continuing operations, net of tax	$0.01	$(0.10)	$(0.21)	$(0.34)
Income (loss) from discontinued operations, net of tax	0.01	—	(0.10)	0.01

Net income (loss)	$0.02	$(0.10)	$(0.31)	$(0.33)

Weighted average number of common shares outstanding, basic and diluted	25,250,000	25,250,000	25,250,000	25,250,000

(1)	During fiscal 2014, the Company gave notice of its intention to close all Human Services operations in the state of Connecticut. All fiscal years presented reflect the classification of these businesses as discontinued operations.